Financial instruments - Payments agreed by contracts (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accounts payable | Less than 1 year
Payments
Non-discounted payments, non-derivative financial instruments	€ 716,526	€ 641,271
Accounts payable | 1 - 3 years
Payments
Non-discounted payments, non-derivative financial instruments		1
Accounts payable to related parties | Less than 1 year
Payments
Non-discounted payments, non-derivative financial instruments	118,663	153,781
Other current financial liabilities | Less than 1 year
Payments
Non-discounted payments, non-derivative financial instruments	1,414,464	1,467,766
Short-term debt and short-term debt from related parties | Less than 1 year
Payments
Non-discounted payments, non-derivative financial instruments	1,171,853	1,394,194
Amended 2012 Credit Agreement | Less than 1 year
Payments
Non-discounted payments, non-derivative financial instruments	577,115	178,170
Amended 2012 Credit Agreement | 1 - 3 years
Payments
Non-discounted payments, non-derivative financial instruments	1,424,798	740,024
Amended 2012 Credit Agreement | 3 - 5 years
Payments
Non-discounted payments, non-derivative financial instruments		1,126,183
Bonds and Convertible Bonds | Less than 1 year
Payments
Non-discounted payments, non-derivative financial instruments	1,004,042	1,132,032
Bonds and Convertible Bonds | 1 - 3 years
Payments
Non-discounted payments, non-derivative financial instruments	1,686,586	1,917,239
Bonds and Convertible Bonds | 3 - 5 years
Payments
Non-discounted payments, non-derivative financial instruments	1,109,894	677,500
Bonds and Convertible Bonds | Over 5 Years
Payments
Non-discounted payments, non-derivative financial instruments	2,166,434	880,939
Accounts Receivable Facility | Less than 1 year
Payments
Non-discounted payments, non-derivative financial instruments	7,518
Accounts Receivable Facility | 1 - 3 years
Payments
Non-discounted payments, non-derivative financial instruments	387,468
Other long-term debt | Less than 1 year
Payments
Non-discounted payments, non-derivative financial instruments	68,078
Other long-term debt | 1 - 3 years
Payments
Non-discounted payments, non-derivative financial instruments	66,531
Other long-term debt | 3 - 5 years
Payments
Non-discounted payments, non-derivative financial instruments	74,131
Other long-term debt | Over 5 Years
Payments
Non-discounted payments, non-derivative financial instruments	49,467
Long-term lease liabilities and long-term lease liabilities from related parties | Less than 1 year
Payments
Non-discounted payments, non-derivative financial instruments	789,145
Long-term lease liabilities and long-term lease liabilities from related parties | 1 - 3 years
Payments
Non-discounted payments, non-derivative financial instruments	1,479,119
Long-term lease liabilities and long-term lease liabilities from related parties | 3 - 5 years
Payments
Non-discounted payments, non-derivative financial instruments	1,112,401
Long-term lease liabilities and long-term lease liabilities from related parties | Over 5 Years
Payments
Non-discounted payments, non-derivative financial instruments	2,190,926
Other long-term debt and capital lease obligations | Less than 1 year
Payments
Non-discounted payments, non-derivative financial instruments		26,519
Other long-term debt and capital lease obligations | 1 - 3 years
Payments
Non-discounted payments, non-derivative financial instruments		68,976
Other long-term debt and capital lease obligations | 3 - 5 years
Payments
Non-discounted payments, non-derivative financial instruments		19,796
Other long-term debt and capital lease obligations | Over 5 Years
Payments
Non-discounted payments, non-derivative financial instruments		63,734
Variable payments outstanding for acquisition | Less than 1 year
Payments
Non-discounted payments, non-derivative financial instruments	34,253	57,217
Variable payments outstanding for acquisition | 1 - 3 years
Payments
Non-discounted payments, non-derivative financial instruments	26,710	69,918
Variable payments outstanding for acquisition | 3 - 5 years
Payments
Non-discounted payments, non-derivative financial instruments	26,325	33,221
Variable payments outstanding for acquisition | Over 5 Years
Payments
Non-discounted payments, non-derivative financial instruments	9,503	30,576
Noncontrolling interests subject to put provisions | Less than 1 year
Payments
Non-discounted payments, non-derivative financial instruments	603,132	494,576
Noncontrolling interests subject to put provisions | 1 - 3 years
Payments
Non-discounted payments, non-derivative financial instruments	114,950	183,396
Noncontrolling interests subject to put provisions | 3 - 5 years
Payments
Non-discounted payments, non-derivative financial instruments	136,163	66,324
Noncontrolling interests subject to put provisions | Over 5 Years
Payments
Non-discounted payments, non-derivative financial instruments	121,021	107,857
Letters of credit | Less than 1 year
Payments
Non-discounted payments, non-derivative financial instruments	21,893	12,413
Letters of credit | 1 - 3 years
Payments
Non-discounted payments, non-derivative financial instruments		12,322
Derivatives - cash flow hedging instruments | Less than 1 year
Payments
Non-discounted payments, derivative financial instruments	2,484	1,347
Derivatives - cash flow hedging instruments | 1 - 3 years
Payments
Non-discounted payments, derivative financial instruments	50
Derivatives not designated as hedging instruments | Less than 1 year
Payments
Non-discounted payments, derivative financial instruments	€ 10,762	7,091
Derivatives not designated as hedging instruments | 1 - 3 years
Payments
Non-discounted payments, derivative financial instruments		€ 11,820